UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick N. Sommerfield
Title:    Vice-President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Patrick N. Sommerfield  Cedarburg, WI   February 03, 2012
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:     82

Form 13F Information Table Entry Total:       $205,350,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1326    16225 SH       Sole                                      16225
AT&T Inc.                      COM              00206r102     5792   191549 SH       Sole                                     191549
Abbott Labs                    COM              002824100     6109   108634 SH       Sole                                     108634
Altria Group Inc.              COM              02209s103      675    22766 SH       Sole                                      22766
AmBev - Companhia De Bebidas A COM              20441w203     3709   102780 SH       Sole                                     102780
Amer Electric Pwr Inc          COM              025537101     1097    26560 SH       Sole                                      26560
Apple Computer                 COM              037833100      498     1229 SH       Sole                                       1229
Automatic Data Processing      COM              053015103      376     6960 SH       Sole                                       6960
BCE Inc                        COM              05534b760     2010    48245 SH       Sole                                      48245
BP PLC                         COM              055622104      246     5746 SH       Sole                                       5746
Baker Hughes Inc               COM              057224107      220     4530 SH       Sole                                       4530
Bank of Montreal               COM              063671101      481     8780 SH       Sole                                       8780
Barrick Gold Corp              COM              067901108     5956   131634 SH       Sole                                     131634
Baxter Intl Inc                COM              071813109      217     4382 SH       Sole                                       4382
Becton Dickinson & Co          COM              075887109      447     5985 SH       Sole                                       5985
Bristol Myers Squibb           COM              110122108     5230   148420 SH       Sole                                     148420
CSX Corp                       COM              126408103      473    22480 SH       Sole                                      22480
CVS Caremark Corp              COM              126650100      269     6600 SH       Sole                                       6600
Caterpillar Inc                COM              149123101     2144    23665 SH       Sole                                      23665
Centerpoint Energy Inc.        COM              15189t107      272    13525 SH       Sole                                      13525
Chesapeake Energy Corp         COM              165167107      403    18085 SH       Sole                                      18085
Chevron Corp                   COM              166764100     8630    81107 SH       Sole                                      81107
Cisco Systems                  COM              17275R102      325    18000 SH       Sole                                      18000
Coca Cola Co                   COM              191216100     1378    19700 SH       Sole                                      19700
Colgate Palmolive              COM              194162103      295     3189 SH       Sole                                       3189
ConocoPhillips                 COM              20825c104      890    12220 SH       Sole                                      12220
Deere Company                  COM              244199105     2185    28250 SH       Sole                                      28250
Diageo PLC                     COM              25243q205      583     6670 SH       Sole                                       6670
Dominion Resources             COM              25746u109     3974    74867 SH       Sole                                      74867
Duke Energy Corp               COM              26441c105     3924   178368 SH       Sole                                     178368
E I Du Pont De Nemours         COM              263534109     3599    78615 SH       Sole                                      78615
E M C Corp Mass                COM              268648102     2091    97090 SH       Sole                                      97090
Emerson Elec                   COM              291011104     4132    88681 SH       Sole                                      88681
Exxon Mobil Corp               COM              30231g102     6991    82475 SH       Sole                                      82475
First American Bankshares      COM                             794     1260 SH       Sole                                       1260
General Electric               COM              369604103     1709    95433 SH       Sole                                      95433
General Mills                  COM              370334104     3313    81987 SH       Sole                                      81987
Genuine Parts                  COM              372460105     2771    45280 SH       Sole                                      45280
GlaxoSmithKline ADS            COM              37733w105     3760    82405 SH       Sole                                      82405
Goldcorp Inc                   COM              380956409     7307   165124 SH       Sole                                     165124
Grainger W W                   COM              384802104     2009    10735 SH       Sole                                      10735
Gulf Keystone Petro            COM              g4209g108       44    15000 SH       Sole                                      15000
Heinz H.J. Co                  COM              423074103      520     9615 SH       Sole                                       9615
Hewlett Packard                COM              428236103     1170    45420 SH       Sole                                      45420
Honeywell International Inc.   COM              438516106     1908    35100 SH       Sole                                      35100
IBM Corp                       COM              459200101      836     4545 SH       Sole                                       4545
Illinois Tool Works            COM              452308109     4174    89368 SH       Sole                                      89368
Intel Corp                     COM              458140100      686    28290 SH       Sole                                      28290
Johnson Controls               COM              478366107      321    10277 SH       Sole                                      10277
Johnson&Johnson                COM              478160104     5780    88130 SH       Sole                                      88130
Kellogg Co                     COM              487836108     2096    41449 SH       Sole                                      41449
Kimberly Clark                 COM              494368103      640     8704 SH       Sole                                       8704
Kohls Corp                     COM              500255104      245     4970 SH       Sole                                       4970
McDonald's Corp                COM              580135101     5535    55163 SH       Sole                                      55163
Merck & Co                     COM              58933y105     4739   125716 SH       Sole                                     125716
Nestle SA                      COM              641069406     3198    55370 SH       Sole                                      55370
Newmont Mining Corp            COM              651639106     3070    51155 SH       Sole                                      51155
NextEra Energy Inc             COM              65339f101     3370    55348 SH       Sole                                      55348
Norfolk Southern Co            COM              655844108      374     5135 SH       Sole                                       5135
Northern States Financial Corp COM              665751103       10    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     3374    59014 SH       Sole                                      59014
Occidental Petroleum           COM              674599105     4935    52670 SH       Sole                                      52670
Oracle Corp                    COM              68389x105     1655    64525 SH       Sole                                      64525
Pepsico, Inc.                  COM              713448108     5956    89761 SH       Sole                                      89761
PetroChina Co LTD ADR          COM              71646e100     3132    25195 SH       Sole                                      25195
Pfizer Inc                     COM              717081103      265    12247 SH       Sole                                      12247
Philip Morris Intl Inc         COM              718172109     4578    58335 SH       Sole                                      58335
Procter & Gamble               COM              742718109     6259    93821 SH       Sole                                      93821
Quad Graphics Inc.             COM              747301109      821    57228 SH       Sole                                      57228
Qualcomm Inc                   COM              747525103      795    14530 SH       Sole                                      14530
Royal Dutch Shell Cl B Plc Adr COM              780259107     5995    78870 SH       Sole                                      78870
Schlumberger                   COM              806857108     4350    63677 SH       Sole                                      63677
Seadrill Ltd                   COM              g7945e105     1386    41785 SH       Sole                                      41785
Southern Co                    COM              842587107     2447    52862 SH       Sole                                      52862
Suncor Energy Inc              COM              867224107      849    29455 SH       Sole                                      29455
Sysco Corp                     COM              871829107     1550    52858 SH       Sole                                      52858
Total SA Spon Adr              COM              89151e109      210     4110 SH       Sole                                       4110
Union Pacific                  COM              907818108     3521    33234 SH       Sole                                      33234
Verizon Comm.                  COM              92343v104     5983   149138 SH       Sole                                     149138
Walgreen Co                    COM              931422109     4591   138861 SH       Sole                                     138861
Wisconsin Energy               COM              976657106      722    20654 SH       Sole                                      20654
Yum! Brands Inc                COM              988498101     4648    78760 SH       Sole                                      78760

											FORM 13F INFORMATION TABLE